BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
Short Term and Long Term Bank Borrowing

	As of December 31,
	2012	2013

Short term borrowings	$54,012	$123,434
Long term borrowings	$—	$42,635